Income Taxes - Additional Information (Detail) ¥ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2018	Aug. 31, 2014	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)
Income Tax Contingency [Line Items]
PRC statutory tax rate			21.00%	21.00%	35.00%
Deferred tax liability			¥ 259,247					¥ 12,138
Tax loss carry forward			¥ 70,055					¥ 61,774
Tax loss carry forward period			20 years	20 years
Tax loss carry backward period			2 years	2 years
Tax loss carry forward, during period			¥ 8,281
Percentage of taxable income offset by tax losses			80.00%	80.00%
Significant unrecognized tax benefit | $						$ 0	$ 0		$ 0
Interest related to penalties | $				$ 0	$ 0	0
Significant impact on the unrecognized tax benefits for next twelve months | $						$ 0	$ 0		$ 0
Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Tax years subject to tax audits			2015	2015
Latest Tax Year [Member]
Income Tax Contingency [Line Items]
Tax years subject to tax audits			2017	2017
PRC [Member]
Income Tax Contingency [Line Items]
PRC statutory tax rate			25.00%	25.00%	25.00%	25.00%
Withholding income tax rate for dividends distributed by the PRC subsidiaries			10.00%	10.00%
Deferred tax liability			¥ 0
Tax loss carry forward			¥ 264,709
Tax loss carry forward period			5 years	5 years
Tax loss carry forward, expiration year			2020	2020
PRC [Member] | High And New Technology Enterprise ("HNTE") [Member]
Income Tax Contingency [Line Items]
Tax loss carry forward period			10 years	10 years
PRC [Member] | Chengdu Momo Technology Company Limited Investment [Member]
Income Tax Contingency [Line Items]
Percentage of reduced tax rate			15.00%	15.00%
PRC [Member] | Beneficial Owner [Member]
Income Tax Contingency [Line Items]
Withholding income tax rate for dividends distributed by the PRC subsidiaries			5.00%	5.00%
PRC [Member] | Beijing Santi Cloud Union Technology Co., Ltd. [Member]
Income Tax Contingency [Line Items]
Percentage of reduced tax rate	15.00%
PRC [Member] | 2015 - 2016 [Member] | Beijing Momo Information Technology Co., Ltd. [Member]
Income Tax Contingency [Line Items]
Tax exemption period		2 years
PRC [Member] | 2017 - 2019 [Member] | Beijing Momo Information Technology Co., Ltd. [Member]
Income Tax Contingency [Line Items]
Reduced tax rate period		3 years
Percentage of reduced tax rate		12.50%
PRC [Member] | Other Entities [Member]
Income Tax Contingency [Line Items]
Effective income tax rate			25.00%	25.00%
Hong Kong [Member]
Income Tax Contingency [Line Items]
Tax loss carry forward			¥ 109,697
Hong Kong [Member] | Beneficial Owner [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Equity interest in a PRC-resident enterprise			25.00%				25.00%
Hong Kong [Member] | The first 2 million Hong Kong dollars of profits [Member]
Income Tax Contingency [Line Items]
Profit tax rate			8.25%	8.25%
Hong Kong [Member] | Remaining profits [Member]
Income Tax Contingency [Line Items]
Profit tax rate			16.50%	16.50%